Subsequent Events	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 8 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than as described in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

Manscaped Holdings, LLC [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

12.  Subsequent Events

Subsequent events are events or transactions that occur after the balance sheet date but before the condensed consolidated financial statements are issued or are available to be issued. The Company recognizes in the condensed consolidated financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing the condensed consolidated financial statements.

In accordance with ASC 855, Subsequent Events, the Company evaluated all subsequent events that occurred after the condensed consolidated balance sheets date through January 10, 2022, the date the condensed consolidated financial statements were available to be issued.

Line of Credit

On November 10, 2021 and November 18, 2021, the Company drew an additional $3.0 million and $5.0 million, respectively, under the line of credit, increasing the total borrowings from $7.0 million to $15.0 million.

Term Loan Amendment

On December 27, 2021, the Company entered into an amended term loan agreement to borrow funds under the Tranche B commitment for an additional $10.0 million. The amended agreement updated the Tranche A minimum return payment ratios to (i) 1.20:1.00 on or prior to December 31, 2021, (ii) 1.22:1.00 between January 1, 2022 and March 31, 2022, (iii) 1.23:1.00 between April 1, 2022 and June 30, 2022, (iv) 1.25:1.00 between July 1, 2022 and September 30, 2022, (v) 1.30:1.00 between October 1, 2022 and December 31, 2022, (vi) 1.40:1.00 during 2023, and (vii) 1.50:1.00 during 2024.

Pursuant to the amended term loan agreement, the Company is required to pay a minimum return on the Tranche B commitment based on a ratio equal to the aggregate amount of principal repaid, interest collected, and the Tranche B commitment facility fee, divided by the aggregate Tranche B commitment amount received by the Company. The final payment will include a minimum return payment sufficient to increase the minimum return to (i) 1.14:1.00 during 2022, (ii) 1.225:1.00 between January 1, 2023 and March 31, 2023, (iii) 1.25:1.00 between April 1, 2023 and June 30, 2023, (iv) 1.275:1.00 between July 1, 2023 and September 30, 2023, (v) 1.30:1.00 between October 1, 2023 and December 31, 2023, and (vi) 1.40:1.00 during 2024.

Except for a change to the minimum return payment, the Tranche B commitment is subject to substantially the same terms as the original loan.

Modification of Share-Based Awards

On November 30, 2021, the Company modified the Incentive Plan to amend the repurchase price under the Company’s call option from 80% of fair value to fair value as well as adding a provision that the Company could not exercise such call option until 180 days following termination of employment or engagement with the Company. Upon this modification, the Company’s liability classified share-based awards were determined to meet equity classification, resulting in a reclassification of the fair value of the awards of $351.8 million on the modification date from share-based compensation liabilities to additional paid-in capital.

Business Combination Agreement

On November 22, 2021, the Company entered into a definitive agreement to combine with Bright Lights Acquisition Corp. (“Bright Lights”), a special purpose acquisition company sponsored by Bright Lights Sponsor LLC. Additionally, in connection with the execution of the business combination agreement, Bright Lights and its subsidiary, Bright Lights Parent Corp., entered into subscription agreements with the private placement investors (PIPE Investors), pursuant to which such PIPE Investors have agreed to the purchase of Manscaped, Inc. Class A common stock for an aggregate purchase price equal to $75 million at a per share purchase price of $9.20.

The business combination between Manscaped and Bright Lights is expected to result in a combined company enterprise value of approximately $1.0 billion, approximately $242 million of cash (net of transaction expenses), and no debt on the combined company’s balance sheet upon closing. These estimates are based on the current capitalization and agreed upon share prices, a contribution of up to $230 million of cash held in Bright Light’s trust account, assuming no redemptions by Bright Lights shareholders, and the $75 million concurrent private placement of Class A common stock of the combined company. The newly combined company will be renamed Manscaped, Inc. and will be listed on The NASDAQ Stock Market LLC under the ticker symbol “MANS”.

Closing of the business combination and private placement investments is expected to take place during the first half of the year in 2022.

16.    Subsequent Events

Subsequent events are events or transactions that occur after the balance sheet date but before the consolidated financial statements are issued or are available to be issued. The Company recognizes in the consolidated financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing the consolidated financial statements.

In accordance with ASC 855, Subsequent Events, the Company evaluated all subsequent events that occurred after the consolidated balance sheets date through January 10, 2022 the date the consolidated financial statements were available to be issued.

Line of Credit

On September 27, 2021, the Company entered into an amended line of credit agreement whereby the financial institution modified the definition of one of the credit agreement’s financial covenants. Refer to Note 7 for further discussion of this subsequent event.

On November 10, 2021 and November 18, 2021, the Company drew an additional $3.0 million and $5.0 million, respectively, under the line of credit, increasing the total borrowings from $7.0 million to $15.0 million.

Term Loan Amendment

On December 27, 2021, the Company entered into an amended term loan agreement to borrow funds under the Tranche B commitment for an additional $10.0 million. The amended agreement updated the Tranche A minimum return payment ratios to (i) 1.20:1.00 on or prior to December 31, 2021, (ii) 1.22:1.00 between January 1, 2022 and March 31, 2022, (iii) 1.23:1.00 between April 1, 2022 and June 30, 2022, (iv) 1.25:1.00 between July 1, 2022 and September 30, 2022, (v) 1.30:1.00 between October 1, 2022 and December 31, 2022, (vi) 1.40:1.00 during 2023, and (vii) 1.50:1.00 during 2024.

Pursuant to the amended term loan agreement, the Company is required to pay a minimum return on the Tranche B commitment based on a ratio equal to the aggregate amount of principal repaid, interest collected, and the Tranche B commitment facility fee, divided by the aggregate Tranche B commitment amount received by the Company. The final payment will include a minimum return payment sufficient to increase the minimum return to (i) 1.14:1.00 during 2022, (ii) 1.225:1.00 between January 1, 2023 and March 31, 2023, (iii) 1.25:1.00 between April 1, 2023 and June 30, 2023, (iv) 1.275:1.00 between July 1, 2023 and September 30, 2023, (v) 1.30:1.00 between October 1, 2023 and December 31, 2023, and (vi) 1.40:1.00 during 2024.

Except for a change to the minimum return payment, the Tranche B commitment is subject to substantially the same terms as the original loan.

Modification of Share-Based Awards

On November 30, 2021, the Company modified the Incentive Plan to amend the repurchase price under the Company’s call option from 80% of fair value to fair value, as well as adding a provision that the Company could not exercise such call option until 180 days following termination of employment or engagement with the Company. Upon this modification, the Company’s liability classified share-based awards were determined to meet equity classification, resulting in a reclassification of the fair value of the awards of $351.8 million on the modification date from share-based compensation liabilities to additional paid-in capital.

Business Combination Agreement

On November 22, 2021, the Company entered into a definitive agreement to combine with Bright Lights Acquisition Corp. (“Bright Lights”), a special purpose acquisition company sponsored by Bright Lights Sponsor LLC. Additionally, in connection with the execution of the business combination agreement, Bright Lights and its subsidiary, Bright Lights Parent Corp., entered into subscription agreements with the private placement investors (PIPE Investors), pursuant to which such PIPE Investors have agreed to the purchase of Manscaped, Inc. Class A common stock for an aggregate purchase price equal to $75 million at a per share purchase price of $9.20.

The business combination between Manscaped and Bright Lights is expected to result in a combined company enterprise value of approximately $1.0 billion, approximately $242 million of cash (net of transaction expenses), and no debt on the combined company’s balance sheet upon closing. These estimates are based on the current capitalization and agreed upon share prices, a contribution of up to $230 million of cash held in Bright Light’s trust account, assuming no redemptions by Bright Lights shareholders, and the $75 million concurrent private placement of Class A common stock of the combined company. The newly combined company will be renamed Manscaped, Inc. and will be listed on The NASDAQ Stock Market LLC under the ticker symbol “MANS”.

Closing of the business combination and private placement investments is expected to take place during the first half of the year in 2022.